UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23597

Allspring Exchange-Traded Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 2 of its series: Allspring Broad Market Core Bond ETF and Allspring Core Plus ETF.

Date of reporting period: February 28, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Broad Market Core Bond ETF (AFIX)

February 28, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Broad Market Core Bond ETF for the period from December 4, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Broad Market Core Bond ETF	$6	0.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$173,021,607
# of portfolio holdings	555
Portfolio turnover rate	73%
Total advisory fees paid	$43,687

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	34.9
Corporate bonds and notes	27.0
U.S. Treasury securities	17.7
Asset-backed securities	9.9
Yankee corporate bonds and notes	4.0
Non-agency mortgage-backed securities	3.3
Municipal obligations	3.2

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Bonds, 4.63%, 11-15-2044	5.8
U.S. Treasury Bonds, 4.25%, 8-15-2054	4.8
U.S. Treasury Notes, 4.25%, 12-31-2026	3.1
U.S. Treasury Notes, 4.25%, 1-15-2028	3.1
FHLMC, 5.50%, 1-1-2055	2.1
FNMA, 5.09%, 1-1-2031	1.7
FNMA, 5.00%, 3-1-2054	1.5
FNMA, 6.00%, 3-1-2055	1.4
FNMA, 5.04%, 1-1-2031	1.3
FNMA, 5.00%, 1-1-2031	1.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAFIX 02-25

Semi-Annual Shareholder Report

Core Plus ETF (APLU)

February 28, 2025

Principal Listing Exchange: NYSE Arca, Inc.

This semi-annual shareholder report contains important information about Core Plus ETF for the period from December 4, 2024 (commencement of operations) to February 28, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Plus ETF	$10	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Pursuant to a unitary fee arrangement between the Fund and the Manager, the Manager has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to the Manager and certain other expenses.  Please see the prospectus for the annual unitary fee and more details on excluded expenses.

KEY FUND STATISTICS

Total net assets	$219,900,708
# of portfolio holdings	437
Portfolio turnover rate	119%
Total advisory fees paid	$83,097

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Agency securities	31.2
Corporate bonds and notes	18.5
U.S. Treasury securities	16.6
Asset-backed securities	10.0
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	6.1
Foreign corporate bonds and notes	4.5
Foreign government bonds	2.7
Yankee government bonds	1.3
Loans	0.2
Investment companies	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 4.25%, 1-31-2030	5.9
U.S. Treasury Bonds, 4.13%, 8-15-2044	4.0
U.S. Treasury Bonds, 4.25%, 8-15-2054	3.1
FNMA, 2.50%, 2-1-2051	2.8
FNMA, 2.00%, 4-1-2052	2.8
FNMA, 5.50%, 3-1-2055	2.3
GNMA, 5.00%, 11-20-2054	2.2
GNMA, 5.50%, 3-15-2055	2.1
FNMA, 6.00%, 3-15-2055	1.9
GNMA, 6.00%, 3-15-2055	1.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SARAPLU 02-25

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Broad Market Core Bond ETF (AFIX)
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Broad Market Core Bond ETF | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 34.21%
FHLMC	2.00%	6-1-2050	$1,154,999	$933,603
FHLMC	2.00	7-1-2050	1,296,737	1,047,968
FHLMC	2.50	11-1-2050	854,792	720,199
FHLMC	2.50	2-1-2051	1,579,944	1,329,103
FHLMC	2.50	5-1-2051	486,079	409,132
FHLMC	2.50	9-1-2051	1,509,485	1,265,659
FHLMC	3.00	8-1-2049	1,468,595	1,297,351
FHLMC	3.00	1-1-2050	1,054,599	931,597
FHLMC	3.00	7-1-2050	515,190	451,415
FHLMC	3.50	7-1-2049	511,887	468,528
FHLMC	3.50	1-1-2050	260,180	238,583
FHLMC	5.50	1-1-2055	3,513,935	3,567,992
FNMA	2.00	6-1-2050	1,516,614	1,225,663
FNMA	2.00	7-1-2050	1,874,304	1,514,735
FNMA	2.00	9-1-2050	667,112	537,586
FNMA	2.00	11-1-2050	1,275,962	1,030,387
FNMA	2.50	9-1-2049	154,533	130,966
FNMA	2.50	12-1-2049	289,831	245,493
FNMA	2.50	4-1-2050	296,419	250,576
FNMA	2.50	8-1-2050	295,637	249,522
FNMA	2.50	9-1-2050	2,320,816	1,958,114
FNMA	2.50	11-1-2050	266,327	224,116
FNMA	2.50	12-1-2050	1,181,624	994,515
FNMA	2.50	7-1-2051	1,575,739	1,325,639
FNMA	3.00	8-1-2049	275,571	242,837
FNMA	3.00	2-1-2050	288,798	255,082
FNMA	3.00	5-1-2050	209,395	184,872
FNMA	3.00	6-1-2050	252,619	222,598
FNMA	3.00	7-1-2050	104,144	91,915
FNMA	3.00	8-1-2050	715,125	629,593
FNMA	3.00	9-1-2050	2,025,569	1,787,084
FNMA	3.00	5-1-2051	705,587	621,044
FNMA	3.00	6-1-2051	160,160	140,647
FNMA	3.00	7-1-2051	242,618	213,227
FNMA	3.00	1-1-2052	1,200,606	1,053,552
FNMA	3.50	6-1-2048	1,902,403	1,747,252
FNMA	3.50	5-1-2049	293,457	268,316
FNMA	3.50	8-1-2049	494,336	453,305
FNMA	3.50	11-1-2049	596,580	544,577
FNMA	3.50	2-1-2050	413,873	378,503
FNMA	3.50	9-1-2050	2,070,853	1,896,193
FNMA	3.50	1-1-2051	441,132	403,172
FNMA	3.50	2-1-2051	1,801,921	1,646,860
FNMA	4.00	6-1-2048	743,699	708,682
FNMA	4.00	8-1-2048	227,742	217,018
FNMA	4.00	9-1-2048	194,311	185,082
FNMA	4.00	11-1-2048	217,484	207,019
FNMA	4.00	1-1-2049	148,362	141,192
The accompanying notes are an integral part of these financial statements.
2 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	5-1-2051	$279,198	$265,902
FNMA	4.00	6-1-2052	416,157	390,946
FNMA	4.00	3-1-2051	295,686	280,879
FNMA	4.28	2-1-2030	500,000	496,703
FNMA	4.35	12-1-2029	500,000	498,682
FNMA	4.40	1-1-2030	500,000	498,911
FNMA	4.45	1-1-2031	300,000	299,540
FNMA	4.46	2-1-2031	822,479	821,187
FNMA	4.50	9-1-2052	295,171	285,085
FNMA	4.50	10-1-2052	269,094	259,909
FNMA%%	4.50	3-15-2055	740,000	713,202
FNMA	4.51	2-1-2030	430,000	431,446
FNMA%%	4.56	3-1-2030	380,000	381,981
FNMA	4.65	2-1-2029	800,000	807,193
FNMA	4.83	4-1-2031	800,000	812,470
FNMA%%	4.98	5-1-2030	410,000	418,202
FNMA	5.00	1-1-2031	1,963,000	2,016,265
FNMA%%	5.00	3-1-2054	2,660,000	2,616,587
FNMA	5.04	1-1-2031	2,114,852	2,177,393
FNMA	5.09	1-1-2031	2,860,977	2,952,746
FNMA	5.17	3-1-2031	1,000,000	1,029,161
FNMA	5.20	3-1-2031	950,000	980,129
FNMA	5.23	2-1-2032	750,000	776,016
FNMA%%	6.00	3-15-2055	2,355,000	2,393,474
Total agency securities (Cost $57,835,508)				59,192,073
Asset-backed securities: 9.67%
Barings Equipment Finance LLC Series 2025-A Class A4144A	5.02	6-13-2050	1,000,000	1,022,751
Enterprise Fleet Financing LLC Series 2025-1 Class A4144A	4.97	9-22-2031	730,000	741,343
Ford Credit Auto Owner Trust Series 2025-1 Class A144Aøø	4.86	8-15-2037	945,000	959,921
GM Financial Revolving Receivables Trust Series 2024-1 Class A144A	4.98	12-11-2036	810,000	825,637
GM Financial Revolving Receivables Trust Series 2024-2 Class A144A	4.52	3-11-2037	125,000	125,285
M&T Bank Auto Receivables Trust Series 2025-1A Class A4144A	4.89	7-15-2032	1,000,000	1,010,424
Small Business Administration Participation Certificates Series 2024- 25G Class 1	4.89	7-1-2049	788,543	788,833
Small Business Administration Participation Certificates Series 2024- 25H Class 1	4.73	8-1-2049	1,086,455	1,092,483
Toyota Auto Loan Extended Note Trust Series 2023-1A Class A144A	4.93	6-25-2036	120,000	121,986
U.S. Small Business Administration Series 2023-25C Class 1	4.93	3-1-2048	1,222,181	1,244,559
U.S. Small Business Administration Series 2023-25E Class 1	4.62	5-1-2048	932,853	929,678
U.S. Small Business Administration Series 2023-25G Class 1	5.18	7-1-2048	1,133,476	1,161,660
U.S. Small Business Administration Series 2023-25H Class 1	5.15	8-1-2048	1,265,564	1,298,755
U.S. Small Business Administration Series 2023-25I Class 1	5.41	9-1-2048	1,594,989	1,645,030
U.S. Small Business Administration Series 2024-25A Class 1	5.05	1-1-2049	94,899	97,105
U.S. Small Business Administration Series 2024-25B Class 1	5.07	2-1-2049	364,375	375,290
U.S. Small Business Administration Series 2024-25F Class 1	5.04	6-1-2049	1,083,746	1,097,432
U.S. Small Business Administration Series 2024-25I Class 1	4.45	9-1-2049	155,000	152,324
U.S. Small Business Administration Series 2024-25L Class 1	4.82	12-1-2049	785,000	793,968
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
U.S. Small Business Administration Series 2025-20A Class 1	5.24%	1-1-2045	$1,000,000	$1,036,061
U.S. Small Business Administration Series 2025-20B Class 1	5.01	2-1-2045	200,000	203,414
Total asset-backed securities (Cost $16,416,813)				16,723,939
Corporate bonds and notes: 26.42%
Basic materials: 0.30%
Chemicals: 0.25%
Eastman Chemical Co.	5.75	3-8-2033	160,000	166,142
PPG Industries, Inc.	2.80	8-15-2029	50,000	46,283
Sherwin-Williams Co.	2.30	5-15-2030	130,000	115,351
Sherwin-Williams Co.	2.95	8-15-2029	120,000	111,896
				439,672
Forest products & paper: 0.02%
Georgia-Pacific LLC144A	2.30	4-30-2030	30,000	26,716
Mining: 0.03%
Newmont Corp./Newcrest Finance Pty. Ltd.	5.35	3-15-2034	50,000	51,004
Communications: 1.80%
Media: 0.45%
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	4-1-2033	270,000	245,923
Comcast Corp.	1.95	1-15-2031	50,000	42,845
Comcast Corp.	2.80	1-15-2051	180,000	110,864
Comcast Corp.	2.89	11-1-2051	180,000	112,948
Comcast Corp.	3.40	4-1-2030	170,000	160,270
Comcast Corp.	4.60	10-15-2038	120,000	111,270
				784,120
Telecommunications: 1.35%
AT&T, Inc.	2.25	2-1-2032	150,000	126,476
AT&T, Inc.	2.75	6-1-2031	130,000	115,457
AT&T, Inc.	4.50	5-15-2035	120,000	113,420
AT&T, Inc.	4.65	6-1-2044	40,000	35,290
AT&T, Inc.	4.75	5-15-2046	180,000	160,222
AT&T, Inc.	5.35	9-1-2040	120,000	118,038
Motorola Solutions, Inc.	5.00	4-15-2029	100,000	100,845
T-Mobile USA, Inc.	2.40	3-15-2029	120,000	109,884
T-Mobile USA, Inc.	2.55	2-15-2031	130,000	114,471
T-Mobile USA, Inc.	3.38	4-15-2029	100,000	94,691
T-Mobile USA, Inc.	3.88	4-15-2030	110,000	105,339
T-Mobile USA, Inc.	4.20	10-1-2029	90,000	88,222
T-Mobile USA, Inc.	4.80	7-15-2028	110,000	110,655
Verizon Communications, Inc.	1.75	1-20-2031	220,000	186,008
Verizon Communications, Inc.	2.36	3-15-2032	330,000	279,654
Verizon Communications, Inc.	2.55	3-21-2031	330,000	290,315
The accompanying notes are an integral part of these financial statements.
4 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Verizon Communications, Inc.	4.40%	11-1-2034	$150,000	$142,432
Verizon Communications, Inc.	4.81	3-15-2039	50,000	47,341
				2,338,760
Consumer, cyclical: 1.41%
Auto manufacturers: 0.94%
American Honda Finance Corp.	2.25	1-12-2029	120,000	109,983
American Honda Finance Corp.	4.40	9-5-2029	110,000	108,688
American Honda Finance Corp.	4.90	3-13-2029	160,000	161,718
American Honda Finance Corp.	5.13	7-7-2028	110,000	112,013
BMW U.S. Capital LLC144A	4.65	8-13-2029	50,000	49,800
Ford Motor Credit Co. LLC	3.63	6-17-2031	200,000	174,774
General Motors Co.	6.13	10-1-2025	110,000	110,689
General Motors Financial Co., Inc.	2.40	10-15-2028	60,000	54,918
General Motors Financial Co., Inc.	2.70	6-10-2031	50,000	42,966
General Motors Financial Co., Inc.	4.30	4-6-2029	80,000	77,553
General Motors Financial Co., Inc.	5.00	4-9-2027	250,000	250,930
Hyundai Capital America144A	5.30	1-8-2030	220,000	223,671
Toyota Motor Credit Corp.	5.10	3-21-2031	140,000	142,652
				1,620,355
Entertainment: 0.30%
Warnermedia Holdings, Inc.	3.76	3-15-2027	320,000	312,364
Warnermedia Holdings, Inc.	4.05	3-15-2029	100,000	94,998
Warnermedia Holdings, Inc.	4.28	3-15-2032	130,000	116,783
				524,145
Retail: 0.17%
AutoZone, Inc.	5.10	7-15-2029	130,000	132,009
Lowe’s Cos., Inc.	3.75	4-1-2032	170,000	158,653
				290,662
Consumer, non-cyclical: 2.91%
Agriculture: 0.06%
Cargill, Inc.144A	2.13	11-10-2031	130,000	111,249
Biotechnology: 0.07%
Amgen, Inc.	5.15	3-2-2028	110,000	111,824
Commercial services: 0.19%
Automatic Data Processing, Inc.	4.45	9-9-2034	120,000	116,995
Equifax, Inc.	2.35	9-15-2031	120,000	102,962
Equifax, Inc.	4.80	9-15-2029	50,000	50,056
Equifax, Inc.	5.10	6-1-2028	50,000	50,691
				320,704
Food: 0.52%
General Mills, Inc.	2.88	4-15-2030	170,000	155,531
General Mills, Inc.	4.20	4-17-2028	110,000	108,912
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food(continued)
General Mills, Inc.	4.88%	1-30-2030	$110,000	$110,438
General Mills, Inc.	5.50	10-17-2028	110,000	113,371
Ingredion, Inc.	2.90	6-1-2030	170,000	155,440
Ingredion, Inc.	3.20	10-1-2026	30,000	29,378
McCormick & Co., Inc.	2.50	4-15-2030	260,000	233,615
				906,685
Healthcare-products: 0.61%
Agilent Technologies, Inc.	2.10	6-4-2030	130,000	114,090
Agilent Technologies, Inc.	2.75	9-15-2029	50,000	46,124
Baxter International, Inc.	1.92	2-1-2027	370,000	352,364
Baxter International, Inc.	2.27	12-1-2028	120,000	110,146
GE HealthCare Technologies, Inc.	4.80	8-14-2029	160,000	160,350
GE HealthCare Technologies, Inc.	5.86	3-15-2030	110,000	115,014
GE HealthCare Technologies, Inc.	5.91	11-22-2032	110,000	116,606
Revvity, Inc.	1.90	9-15-2028	50,000	45,564
				1,060,258
Healthcare-services: 0.72%
Ascension Health Series B	3.11	11-15-2039	216,000	170,967
Baylor Scott & White Holdings Series 2021	1.78	11-15-2030	100,000	85,648
Duke University Health System, Inc. Series 2017	3.92	6-1-2047	210,000	173,415
Health Care Service Corp. A Mutual Legal Reserve Co.144A	2.20	6-1-2030	130,000	114,786
Health Care Service Corp. A Mutual Legal Reserve Co.144A	5.20	6-15-2029	160,000	162,799
Kaiser Foundation Hospitals Series 2021	2.81	6-1-2041	200,000	147,116
Laboratory Corp. of America Holdings	4.35	4-1-2030	170,000	166,678
Providence St. Joseph Health Obligated Group Series H	2.75	10-1-2026	120,000	116,790
UnitedHealth Group, Inc.	2.90	5-15-2050	180,000	115,216
				1,253,415
Pharmaceuticals: 0.74%
AbbVie, Inc.	4.55	3-15-2035	120,000	116,238
Becton Dickinson & Co.	1.96	2-11-2031	230,000	196,453
Becton Dickinson & Co.	4.30	8-22-2032	50,000	48,022
Becton Dickinson & Co.	4.87	2-8-2029	110,000	110,838
Bristol-Myers Squibb Co.	5.10	2-22-2031	200,000	204,552
CVS Health Corp.	1.75	8-21-2030	200,000	169,022
CVS Health Corp.	5.13	2-21-2030	200,000	200,861
CVS Health Corp.	5.25	2-21-2033	230,000	227,841
				1,273,827
Energy: 2.41%
Oil & gas: 0.86%
BP Capital Markets America, Inc.	4.70	4-10-2029	110,000	110,548
BP Capital Markets America, Inc.	4.87	11-25-2029	110,000	111,370
BP Capital Markets America, Inc.	4.89	9-11-2033	170,000	167,882
ConocoPhillips Co.	4.70	1-15-2030	200,000	201,151
Coterra Energy, Inc.	3.90	5-15-2027	110,000	108,136
The accompanying notes are an integral part of these financial statements.
6 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Coterra Energy, Inc.	4.38%	3-15-2029	$190,000	$186,756
Marathon Petroleum Corp.	3.80	4-1-2028	50,000	48,844
Marathon Petroleum Corp.	5.15	3-1-2030	50,000	50,296
Phillips 66 Co.	5.25	6-15-2031	270,000	274,441
Pioneer Natural Resources Co.	2.15	1-15-2031	130,000	113,215
Shell Finance U.S., Inc.	4.13	5-11-2035	120,000	112,756
				1,485,395
Oil & gas services: 0.16%
Halliburton Co.	2.92	3-1-2030	300,000	275,937
Pipelines: 1.39%
Energy Transfer LP%%	5.20	4-1-2030	30,000	30,316
Energy Transfer LP	6.40	12-1-2030	260,000	277,298
Enterprise Products Operating LLC	2.80	1-31-2030	170,000	156,666
Enterprise Products Operating LLC	3.13	7-31-2029	120,000	113,256
Enterprise Products Operating LLC	4.15	10-16-2028	110,000	108,758
Florida Gas Transmission Co. LLC144A	2.30	10-1-2031	440,000	371,276
Kinder Morgan, Inc.	5.00	2-1-2029	50,000	50,397
MPLX LP	4.95	9-1-2032	340,000	334,486
MPLX LP	5.00	3-1-2033	150,000	147,265
ONEOK, Inc.	3.25	6-1-2030	145,000	134,147
ONEOK, Inc.	4.40	10-15-2029	20,000	19,627
Plains All American Pipeline LP/PAA Finance Corp.	5.70	9-15-2034	160,000	163,266
Sabine Pass Liquefaction LLC	4.50	5-15-2030	170,000	167,496
Transcontinental Gas Pipe Line Co. LLC	3.25	5-15-2030	100,000	92,681
Transcontinental Gas Pipe Line Co. LLC	4.00	3-15-2028	30,000	29,423
Williams Cos., Inc.	3.75	6-15-2027	20,000	19,618
Williams Cos., Inc.	4.65	8-15-2032	85,000	82,374
Williams Cos., Inc.	4.90	3-15-2029	10,000	10,045
Williams Cos., Inc.	8.75	3-15-2032	90,000	107,916
				2,416,311
Financial: 9.30%
Banks: 5.80%
Bank of America Corp. (U.S. SOFR+1.05%)±	2.55	2-4-2028	260,000	250,224
Bank of America Corp. (U.S. SOFR+1.21%)±	2.57	10-20-2032	300,000	259,145
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	50,000	43,915
Bank of America Corp. (U.S. SOFR+1.37%)±	1.92	10-24-2031	130,000	111,150
Bank of America Corp. (U.S. SOFR+1.53%)±	1.90	7-23-2031	200,000	171,952
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42	12-20-2028	90,000	86,932
Bank of America Corp. (U.S. SOFR 3 Month+1.57%)±	4.27	7-23-2029	250,000	246,473
Bank of New York Mellon Corp. (U.S. SOFR+1.17%)±	4.54	2-1-2029	200,000	200,416
Bank of New York Mellon Corp. (U.S. SOFR+1.23%)±	5.06	7-22-2032	180,000	182,188
Citigroup, Inc. (U.S. SOFR+1.17%)±	2.56	5-1-2032	180,000	156,203
Citigroup, Inc. (U.S. SOFR+1.18%)±	2.52	11-3-2032	130,000	111,388
Citigroup, Inc. (U.S. SOFR+1.34%)±	4.54	9-19-2030	50,000	49,255
Citigroup, Inc. (U.S. SOFR+1.35%)±	3.06	1-25-2033	50,000	43,919
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Citigroup, Inc. (U.S. SOFR+2.09%)±	4.91%	5-24-2033	$170,000	$167,115
Citigroup, Inc. (U.S. SOFR+2.11%)±	2.57	6-3-2031	130,000	115,807
Citigroup, Inc. (U.S. SOFR+4.55%)±	5.32	3-26-2041	120,000	118,090
Citigroup, Inc. (U.S. SOFR 3 Month+1.45%)±	4.08	4-23-2029	120,000	117,951
Citizens Financial Group, Inc. (U.S. SOFR+1.26%)±%%	5.25	3-5-2031	360,000	363,073
Fifth Third Bancorp (U.S. SOFR+1.66%)±	4.34	4-25-2033	80,000	75,816
Fifth Third Bancorp (U.S. SOFR+1.84%)±	5.63	1-29-2032	110,000	113,269
Fifth Third Bancorp (U.S. SOFR+2.13%)±	4.77	7-28-2030	110,000	109,488
Fifth Third Bancorp (U.S. SOFR+2.19%)±	6.36	10-27-2028	110,000	114,489
Goldman Sachs Group, Inc. (U.S. SOFR+1.09%)±	1.99	1-27-2032	170,000	144,265
Goldman Sachs Group, Inc. (U.S. SOFR+1.11%)±	2.64	2-24-2028	200,000	192,459
Goldman Sachs Group, Inc. (U.S. SOFR+1.21%)±	5.05	7-23-2030	310,000	312,148
Goldman Sachs Group, Inc. (U.S. SOFR+1.27%)±	5.73	4-25-2030	360,000	371,411
Huntington Bancshares, Inc.	2.55	2-4-2030	130,000	116,850
Huntington Bancshares, Inc. (U.S. SOFR+2.05%)±	5.02	5-17-2033	170,000	167,153
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	200,000	184,560
JPMorgan Chase & Co. (U.S. SOFR+1.13%)±	5.00	7-22-2030	110,000	110,952
JPMorgan Chase & Co. (U.S. SOFR+1.18%)±	2.55	11-8-2032	30,000	25,952
JPMorgan Chase & Co. (U.S. SOFR+1.26%)±	2.96	1-25-2033	50,000	44,185
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	110,000	111,184
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	210,000	213,954
JPMorgan Chase & Co. (U.S. SOFR+1.99%)±	4.85	7-25-2028	200,000	200,855
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.11%)±	1.76	11-19-2031	180,000	152,752
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.25%)±	2.58	4-22-2032	180,000	158,117
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.52%)±	4.20	7-23-2029	250,000	246,054
KeyCorp	2.25	4-6-2027	205,000	194,769
KeyCorp	2.55	10-1-2029	10,000	9,026
KeyCorp (U.S. SOFR+1.23%)±%%	5.12	4-4-2031	100,000	100,496
KeyCorp (U.S. SOFR+2.06%)±	4.79	6-1-2033	60,000	57,839
M&T Bank Corp. (U.S. SOFR+1.85%)±	5.05	1-27-2034	170,000	166,398
Morgan Stanley (U.S. SOFR+1.00%)±	2.48	1-21-2028	320,000	307,693
Morgan Stanley (U.S. SOFR+1.11%)±	5.23	1-15-2031	125,000	126,928
Morgan Stanley (U.S. SOFR+1.18%)±	2.24	7-21-2032	180,000	153,206
Morgan Stanley (U.S. SOFR+1.26%)±	5.66	4-18-2030	100,000	102,998
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	70,000	70,948
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	110,000	111,394
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	80,000	81,865
Morgan Stanley (U.S. SOFR+2.08%)±	4.89	7-20-2033	50,000	49,423
Morgan Stanley (U.S. SOFR 3 Month+1.40%)±	3.77	1-24-2029	10,000	9,761
Morgan Stanley (U.S. SOFR 3 Month+1.89%)±	4.43	1-23-2030	110,000	108,577
PNC Financial Services Group, Inc. (U.S. SOFR+1.07%)±	5.22	1-29-2031	70,000	71,237
PNC Financial Services Group, Inc. (U.S. SOFR+1.20%)±	5.49	5-14-2030	110,000	112,944
PNC Financial Services Group, Inc. (U.S. SOFR+1.93%)±	5.07	1-24-2034	50,000	49,757
PNC Financial Services Group, Inc. (U.S. SOFR+2.14%)±	6.04	10-28-2033	210,000	221,570
Regions Financial Corp.	1.80	8-12-2028	120,000	109,055
State Street Corp. (U.S. SOFR+1.00%)±	2.62	2-7-2033	50,000	43,487
State Street Corp. (U.S. SOFR+1.61%)±	4.42	5-13-2033	220,000	213,175
Truist Financial Corp. (U.S. SOFR+1.44%)±	4.87	1-26-2029	60,000	60,307
The accompanying notes are an integral part of these financial statements.
8 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Truist Financial Corp. (U.S. SOFR+1.62%)±	5.44%	1-24-2030	$50,000	$50,990
Truist Financial Corp. (U.S. SOFR+2.45%)±	7.16	10-30-2029	110,000	118,469
U.S. Bancorp (U.S. SOFR+1.25%)±	5.10	7-23-2030	110,000	111,207
U.S. Bancorp (U.S. SOFR+1.56%)±	5.38	1-23-2030	50,000	51,037
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	200,000	206,941
U.S. Bancorp (U.S. SOFR+2.09%)±	5.85	10-21-2033	100,000	104,179
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	115,000	116,884
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	90,000	80,849
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	200,000	205,073
Wells Fargo & Co. (U.S. SOFR+1.99%)±	5.56	7-25-2034	110,000	112,225
Wells Fargo & Co. (U.S. SOFR+2.02%)±	5.39	4-24-2034	180,000	182,120
Wells Fargo & Co. (U.S. SOFR+2.10%)±	2.39	6-2-2028	200,000	190,337
Wells Fargo & Co. (U.S. SOFR 3 Month+1.57%)±	3.58	5-22-2028	10,000	9,762
				10,034,035
Diversified financial services: 0.52%
American Express Co. (U.S. SOFR+1.00%)±	5.10	2-16-2028	200,000	202,243
American Express Co. (U.S. SOFR+1.28%)±	5.28	7-27-2029	110,000	112,470
American Express Co. (U.S. SOFR+1.94%)±	6.49	10-30-2031	120,000	129,865
Capital One Financial Corp. (U.S. SOFR+1.79%)±	3.27	3-1-2030	170,000	159,628
Capital One Financial Corp. (U.S. SOFR+2.37%)±	5.27	5-10-2033	170,000	169,418
Charles Schwab Corp.	2.90	3-3-2032	140,000	123,333
				896,957
Insurance: 0.59%
Aon Corp.	3.75	5-2-2029	140,000	135,232
Aon North America, Inc.	5.15	3-1-2029	110,000	111,918
Corebridge Global Funding144A	5.90	9-19-2028	160,000	166,447
Marsh & McLennan Cos., Inc.	2.38	12-15-2031	180,000	154,554
New York Life Global Funding144A	1.20	8-7-2030	30,000	25,192
NLG Global Funding144A	5.40	1-23-2030	125,000	127,675
Northwestern Mutual Global Funding144A	4.90	6-12-2028	30,000	30,336
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	160,000	114,247
Pacific Life Global Funding II144A	5.50	7-18-2028	160,000	164,869
				1,030,470
REITs: 2.39%
Agree LP	2.90	10-1-2030	280,000	252,482
Alexandria Real Estate Equities, Inc.	2.00	5-18-2032	140,000	114,541
Alexandria Real Estate Equities, Inc.	3.38	8-15-2031	120,000	109,874
Alexandria Real Estate Equities, Inc.	3.95	1-15-2028	30,000	29,496
CubeSmart LP	2.25	12-15-2028	230,000	210,280
Digital Realty Trust LP	4.45	7-15-2028	250,000	248,235
Digital Realty Trust LP	5.55	1-15-2028	110,000	112,481
ERP Operating LP	4.15	12-1-2028	120,000	118,357
Extra Space Storage LP	3.90	4-1-2029	200,000	193,562
Extra Space Storage LP	5.50	7-1-2030	130,000	133,774
Federal Realty OP LP	5.38	5-1-2028	140,000	142,710
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Healthpeak OP LLC	2.88%	1-15-2031	$230,000	$206,215
Healthpeak OP LLC	3.50	7-15-2029	200,000	189,889
Kimco Realty OP LLC	2.25	12-1-2031	115,000	98,059
Mid-America Apartments LP	1.70	2-15-2031	130,000	109,844
Mid-America Apartments LP	4.20	6-15-2028	120,000	118,588
NNN REIT, Inc.	3.50	10-15-2027	10,000	9,734
NNN REIT, Inc.	4.30	10-15-2028	110,000	108,679
Prologis LP	1.75	7-1-2030	10,000	8,614
Prologis LP	1.75	2-1-2031	30,000	25,466
Realty Income Corp.	4.85	3-15-2030	110,000	110,582
Rexford Industrial Realty LP	5.00	6-15-2028	280,000	281,760
UDR, Inc.	3.00	8-15-2031	100,000	89,522
UDR, Inc.	3.20	1-15-2030	40,000	37,225
UDR, Inc.	4.40	1-26-2029	250,000	246,808
Ventas Realty LP	2.50	9-1-2031	30,000	25,936
Ventas Realty LP	4.00	3-1-2028	110,000	108,087
Ventas Realty LP	4.13	1-15-2026	110,000	109,396
Ventas Realty LP	4.40	1-15-2029	80,000	79,010
Welltower OP LLC	2.75	1-15-2032	150,000	130,744
Welltower OP LLC	2.80	6-1-2031	30,000	26,688
Welltower OP LLC	4.25	4-15-2028	180,000	178,182
Weyerhaeuser Co.	4.00	4-15-2030	180,000	173,330
				4,138,150
Industrial: 1.73%
Aerospace/defense: 0.78%
Boeing Co.	2.20	2-4-2026	120,000	117,094
Boeing Co.	2.70	2-1-2027	120,000	115,393
Boeing Co.	5.15	5-1-2030	160,000	160,190
Boeing Co.	5.71	5-1-2040	120,000	118,062
L3Harris Technologies, Inc.	5.40	7-31-2033	50,000	50,854
Lockheed Martin Corp.	4.50	5-15-2036	120,000	115,255
Lockheed Martin Corp.	5.20	2-15-2064	80,000	75,925
RTX Corp.	2.25	7-1-2030	130,000	115,045
RTX Corp.	2.38	3-15-2032	50,000	42,480
RTX Corp.	3.03	3-15-2052	120,000	78,236
RTX Corp.	4.13	11-16-2028	120,000	118,272
RTX Corp.	6.00	3-15-2031	110,000	116,680
RTX Corp.	6.10	3-15-2034	110,000	118,198
				1,341,684
Building materials: 0.20%
Lennox International, Inc.	1.70	8-1-2027	82,000	76,452
Lennox International, Inc.	5.50	9-15-2028	70,000	71,877
Martin Marietta Materials, Inc. Series CB	2.50	3-15-2030	180,000	161,857
Masco Corp.	2.00	10-1-2030	50,000	43,073
				353,259
The accompanying notes are an integral part of these financial statements.
10 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.03%
Amphenol Corp.	2.20%	9-15-2031	$50,000	$42,856
Machinery-construction & mining: 0.04%
Oshkosh Corp.	3.10	3-1-2030	75,000	69,398
Machinery-diversified: 0.09%
CNH Industrial Capital LLC	5.10	4-20-2029	160,000	162,407
Packaging & containers: 0.37%
Packaging Corp. of America	3.00	12-15-2029	170,000	157,476
Packaging Corp. of America	3.40	12-15-2027	100,000	96,989
Sealed Air Corp.144A	1.57	10-15-2026	350,000	332,340
WRKCo, Inc.	3.90	6-1-2028	50,000	48,847
				635,652
Transportation: 0.22%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	110,000	95,785
FedEx Corp.144A	3.90	2-1-2035	50,000	44,912
Norfolk Southern Corp.	3.00	3-15-2032	67,000	59,648
Norfolk Southern Corp.	4.55	6-1-2053	110,000	95,240
Norfolk Southern Corp.	5.10	8-1-2118	100,000	89,683
				385,268
Technology: 1.50%
Computers: 0.45%
Hewlett Packard Enterprise Co.	4.55	10-15-2029	290,000	287,928
Hewlett Packard Enterprise Co.	4.90	10-15-2025	110,000	110,042
HP, Inc.	4.00	4-15-2029	270,000	262,277
International Business Machines Corp.	4.00	6-20-2042	130,000	108,892
				769,139
Semiconductors: 0.30%
Broadcom, Inc.	4.35	2-15-2030	70,000	68,848
Intel Corp.	3.90	3-25-2030	120,000	114,461
Intel Corp.	5.00	2-21-2031	80,000	80,251
Microchip Technology, Inc.	5.05	3-15-2029	50,000	50,412
Microchip Technology, Inc.	5.05	2-15-2030	210,000	210,814
				524,786
Software: 0.75%
Fiserv, Inc.	3.50	7-1-2029	170,000	161,401
Fiserv, Inc.	4.20	10-1-2028	110,000	108,348
Fiserv, Inc.	4.75	3-15-2030	20,000	19,976
Oracle Corp.	2.30	3-25-2028	120,000	112,442
Oracle Corp.	2.88	3-25-2031	200,000	179,095
Oracle Corp.	2.95	4-1-2030	50,000	45,866
Oracle Corp.	3.80	11-15-2037	160,000	136,420
Oracle Corp.	3.85	7-15-2036	100,000	87,220
Oracle Corp.	4.20	9-27-2029	120,000	117,683
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software(continued)
Oracle Corp.	6.15%	11-9-2029	$20,000	$21,169
Roper Technologies, Inc.	2.95	9-15-2029	170,000	158,140
Roper Technologies, Inc.	4.50	10-15-2029	100,000	99,572
Take-Two Interactive Software, Inc.	5.40	6-12-2029	50,000	51,185
				1,298,517
Utilities: 5.06%
Electric: 4.65%
AEP Transmission Co. LLC	5.15	4-1-2034	180,000	180,617
Alabama Power Co.	5.85	11-15-2033	70,000	73,893
Alliant Energy Finance LLC144A	3.60	3-1-2032	120,000	109,148
Ameren Missouri Securitization Funding I LLC Series A-1	4.85	10-1-2039	55,000	54,904
American Transmission Systems, Inc.144A	2.65	1-15-2032	230,000	198,117
Baltimore Gas & Electric Co.	2.90	6-15-2050	180,000	116,061
Black Hills Corp.	4.35	5-1-2033	240,000	226,191
CenterPoint Energy Houston Electric LLC	4.80	3-15-2030	150,000	150,702
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	180,000	180,893
CenterPoint Energy Houston Electric LLC	5.20	10-1-2028	110,000	112,407
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	150,000	111,325
Commonwealth Edison Co. Series 103	5.90	3-15-2036	120,000	127,463
Commonwealth Edison Co. Series 133	3.85	3-15-2052	210,000	160,761
Connecticut Light & Power Co.	4.65	1-1-2029	110,000	110,583
Connecticut Light & Power Co. Series A	2.05	7-1-2031	130,000	110,938
Consumers Energy Co.	3.80	11-15-2028	10,000	9,762
Consumers Energy Co.	4.70	1-15-2030	250,000	251,136
Consumers Energy Co.	4.90	2-15-2029	110,000	111,456
Dominion Energy South Carolina, Inc.	6.25	10-15-2053	130,000	142,523
Dominion Energy South Carolina, Inc. Series 2025	5.30	1-15-2035	110,000	112,141
Dominion Energy South Carolina, Inc. Series A	2.30	12-1-2031	200,000	172,009
DTE Electric Co.	5.40	4-1-2053	120,000	120,326
DTE Electric Co. Series C	2.63	3-1-2031	130,000	115,998
Duke Energy Carolinas LLC	2.45	8-15-2029	10,000	9,174
Duke Energy Carolinas LLC	3.55	3-15-2052	70,000	50,961
Duke Energy Carolinas LLC	6.00	1-15-2038	120,000	128,496
Duke Energy Carolinas LLC	6.05	4-15-2038	130,000	140,350
Duke Energy Progress LLC	2.00	8-15-2031	230,000	195,225
Duke Energy Progress LLC	3.40	4-1-2032	60,000	54,899
Duke Energy Progress LLC	4.10	3-15-2043	140,000	118,142
Entergy Arkansas LLC	5.15	1-15-2033	180,000	182,774
Entergy Arkansas LLC	5.45	6-1-2034	110,000	113,280
Evergy Kansas Central, Inc.	3.45	4-15-2050	10,000	7,135
Evergy Kansas Central, Inc.	5.70	3-15-2053	180,000	183,248
Evergy Metro, Inc. Series 2020	2.25	6-1-2030	70,000	61,988
Exelon Corp.	5.15	3-15-2028	110,000	111,542
FirstEnergy Pennsylvania Electric Co.144A	5.20	4-1-2028	110,000	111,528
FirstEnergy Transmission LLC144A	2.87	9-15-2028	120,000	112,604
Florida Power & Light Co.	3.15	10-1-2049	160,000	111,394
Florida Power & Light Co.	5.30	6-15-2034	110,000	112,764
The accompanying notes are an integral part of these financial statements.
12 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Florida Power & Light Co.	5.30%	4-1-2053	$120,000	$117,692
Florida Power & Light Co.	5.65	2-1-2037	30,000	31,522
Idaho Power Co.	5.20	8-15-2034	140,000	142,152
Indianapolis Power & Light Co.144A	5.70	4-1-2054	190,000	192,289
Interstate Power & Light Co.	4.95	9-30-2034	190,000	186,816
Kentucky Utilities Co. Series KENT	5.45	4-15-2033	70,000	72,164
Mid-Atlantic Interstate Transmission LLC144A	4.10	5-15-2028	60,000	59,052
Northern States Power Co.	4.50	6-1-2052	230,000	199,410
Northern States Power Co.	5.35	11-1-2039	110,000	111,699
Oncor Electric Delivery Co. LLC	2.75	5-15-2030	190,000	173,414
Oncor Electric Delivery Co. LLC	4.55	9-15-2032	120,000	117,110
Oncor Electric Delivery Co. LLC	4.60	6-1-2052	120,000	103,519
PPL Electric Utilities Corp.	5.25	5-15-2053	220,000	216,829
Public Service Co. of New Hampshire	5.35	10-1-2033	110,000	112,776
Public Service Electric & Gas Co.	1.90	8-15-2031	130,000	110,355
Public Service Electric & Gas Co.	3.10	3-15-2032	130,000	117,150
Public Service Electric & Gas Co.	5.20	3-1-2034	10,000	10,207
Puget Sound Energy, Inc.	5.33	6-15-2034	110,000	112,031
Puget Sound Energy, Inc.	5.45	6-1-2053	150,000	147,382
Tucson Electric Power Co.	3.25	5-15-2032	70,000	62,918
Union Electric Co.	5.20	4-1-2034	190,000	192,406
Union Electric Co.	5.45	3-15-2053	70,000	68,905
WEC Energy Group, Inc.	2.20	12-15-2028	100,000	91,685
WEC Energy Group, Inc.	5.15	10-1-2027	240,000	243,424
Wisconsin Power & Light Co.	3.95	9-1-2032	120,000	113,270
Wisconsin Power & Light Co.	5.38	3-30-2034	70,000	71,331
				8,042,366
Gas: 0.35%
Atmos Energy Corp.	5.90	11-15-2033	110,000	116,774
CenterPoint Energy Resources Corp.	1.75	10-1-2030	70,000	59,725
ONE Gas, Inc.	5.10	4-1-2029	110,000	111,950
Southern Co. Gas Capital Corp.	4.95	9-15-2034	200,000	196,451
Spire Missouri, Inc. Series 2034	5.15	8-15-2034	110,000	111,521
				596,421
Water: 0.06%
American Water Capital Corp.	2.80	5-1-2030	120,000	109,693
Total corporate bonds and notes (Cost $44,816,769)				45,722,097
Municipal obligations: 3.18%
California: 0.35%
GO revenue: 0.29%
Cupertino Union School District	2.35	8-1-2028	85,000	80,057
Los Angeles Community College District	1.17	8-1-2026	100,000	95,682
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 13

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
State of California	5.75%	10-1-2031	$150,000	$160,909
State of California	7.55	4-1-2039	135,000	162,921
				499,569
Tax revenue: 0.06%
Orange County Local Transportation Authority Sales Tax Revenue Series A	6.91	2-15-2041	98,192	107,600
				607,169
Hawaii: 0.13%
GO revenue: 0.13%
City & County of Honolulu Series F	3.75	9-1-2030	25,000	24,299
State of Hawaii Series GN	4.62	10-1-2032	200,000	201,568
				225,867
Idaho: 0.25%
Housing revenue: 0.25%
Idaho Housing & Finance Association Series B (GNMA / FNMA / FHLMC Insured)	6.25	7-1-2054	405,000	427,853
Louisiana: 0.35%
Miscellaneous revenue: 0.35%
Louisiana Local Government Environmental Facilities & CDA Series A	4.28	2-1-2036	525,000	511,724
Louisiana Local Government Environmental Facilities & CDA Series A	4.48	8-1-2039	100,000	96,378
				608,102
Massachusetts: 0.06%
GO revenue: 0.03%
Commonwealth of Massachusetts	5.46	12-1-2039	50,000	51,231
Miscellaneous revenue: 0.03%
Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue Series B	4.11	7-15-2031	51,233	50,706
				101,937
Michigan: 0.10%
Health revenue: 0.10%
Michigan Finance Authority Trinity Health Corp. Obligated Group Series T	3.08	12-1-2034	200,000	178,282
Nebraska: 0.32%
Education revenue: 0.12%
University of Nebraska Facilities Corp. Series A	3.19	10-1-2039	250,000	208,864
Housing revenue: 0.20%
Nebraska Investment Finance Authority Series B (GNMA / FNMA / FHLMC Insured)	6.00	9-1-2053	325,000	339,198
				548,062
The accompanying notes are an integral part of these financial statements.
14 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
New York: 0.55%
GO revenue: 0.02%
State of New York Series B	2.36%	2-15-2027	$40,000	$38,617
Tax revenue: 0.35%
New York State Dormitory Authority Personal Income Tax Revenue Series D	5.50	3-15-2030	115,000	116,334
New York State Dormitory Authority Personal Income Tax Revenue Series F	5.63	3-15-2039	470,000	481,772
				598,106
Water & sewer revenue: 0.18%
New York City Municipal Water Finance Authority Water & Sewer System Series GG	5.72	6-15-2042	300,000	308,104
				944,827
Ohio: 0.16%
Health revenue: 0.16%
Ohio Higher Educational Facility Commission Cleveland Clinic Health System Obligated Group	4.72	1-1-2032	100,000	100,349
State of Ohio Cleveland Clinic Health System Obligated Group Series B	3.17	1-1-2030	100,000	95,367
State of Ohio Cleveland Clinic Health System Obligated Group Series G	3.28	1-1-2042	100,000	84,201
				279,917
Oklahoma: 0.14%
Utilities revenue: 0.14%
Oklahoma Development Finance Authority Series 2022-ONG	4.38	11-1-2045	145,000	137,013
Oklahoma Development Finance Authority Series A-2	4.85	2-1-2045	100,000	98,494
				235,507
Oregon: 0.21%
GO revenue: 0.21%
State of Oregon	5.89	6-1-2027	149,711	152,730
State of Oregon Series A	5.90	8-1-2038	200,000	214,521
				367,251
South Dakota: 0.06%
Housing revenue: 0.06%
South Dakota Housing Development Authority Series E (GNMA / FNMA / FHLMC Insured)	6.25	5-1-2054	100,000	104,058
Texas: 0.22%
GO revenue: 0.17%
State of Texas	2.70	4-1-2031	225,000	206,554
State of Texas Series A	4.68	4-1-2040	35,000	33,814
Texas Transportation Commission Mobility Fund	2.47	10-1-2044	75,000	52,985
				293,353
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 15

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
Texas Natural Gas Securitization Finance Corp. Series 2023-1	5.10%	4-1-2035	$92,691	$94,467
				387,820
Virginia: 0.28%
Housing revenue: 0.28%
Virginia College Building Authority Series 2020B	1.97	2-1-2032	150,000	127,450
Virginia Resources Authority Series B	5.70	11-1-2039	350,000	357,283
				484,733
Total municipal obligations (Cost $5,400,768)				5,501,385
Non-agency mortgage-backed securities: 3.20%
BMP Trust Series 2024-MF23 Class A (U.S. SOFR 1 Month+1.37%)144A±	5.68	6-15-2041	300,000	300,188
BOCA Commercial Mortgage Trust Series 2024-BOCA Class A (U.S. SOFR 1 Month+1.92%)144A±	6.23	8-15-2041	150,000	150,662
BPR Trust Series 2022-OANA Class A (U.S. SOFR 1 Month+1.90%)144A±	6.21	4-15-2037	350,000	350,437
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.13	9-15-2036	350,000	347,812
BX Commercial Mortgage Trust Series 2022-AHP Class A (U.S. SOFR 1 Month+0.99%)144A±	5.30	1-17-2039	350,000	348,469
BX Commercial Mortgage Trust Series 2024-GPA3 Class A (U.S. SOFR 1 Month+1.29%)144A±	5.60	12-15-2039	150,000	149,953
BX Commercial Mortgage Trust Series 2024-XL5 Class A (U.S. SOFR 1 Month+1.39%)144A±	5.70	3-15-2041	302,646	303,024
BX Trust Series 2021-RISE Class A (U.S. SOFR 1 Month+0.86%)144A±	5.17	11-15-2036	126,799	126,086
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	5.95	2-15-2041	150,000	149,953
BX Trust Series 2025-DIME Class A (U.S. SOFR 1 Month+1.15%)144A±	5.46	2-15-2035	665,000	663,750
BX Trust Series 2025-ROIC Class A (U.S. SOFR 1 Month+1.14%)144A±	5.44	3-15-2030	270,000	269,493
Extended Stay America Trust Series 2021-ESH Class A (U.S. SOFR 1 Month+1.19%)144A±	5.51	7-15-2038	303,654	303,654
Great Wolf Trust Series 2024-WOLF Class A (U.S. SOFR 1 Month+1.54%)144A±	5.85	3-15-2039	307,000	307,576
Life Mortgage Trust Series 2022-BMR2 Class A1 (U.S. SOFR 1 Month+1.30%)144A±	5.61	5-15-2039	350,000	343,000
ONNI Commerical Mortgage Trust Series 2024-APT Class A144A±±	5.75	7-15-2039	350,000	355,960
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	150,000	152,180
SMRT Commercial Mortgage Trust Series 2022-MINI Class A (U.S. SOFR 1 Month+1.00%)144A±	5.31	1-15-2039	170,000	169,575
SREIT Trust Series 2021-MFP2 Class A (U.S. SOFR 1 Month+0.94%)144A±	5.25	11-15-2036	350,000	349,453
SWCH Commercial Mortgage Trust Series 2025-DATA Class A (U.S. SOFR 1 Month+1.44%)144A±	5.75	3-15-2042	265,000	264,338
TCO Commercial Mortgage Trust Series 2024-DPM Class A (U.S. SOFR 1 Month+1.24%)144A±	5.55	12-15-2039	125,000	125,039
Total non-agency mortgage-backed securities (Cost $5,535,136)				5,530,602
The accompanying notes are an integral part of these financial statements.
16 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 17.33%
U.S. Treasury Bonds	4.13%	8-15-2044	$550,000	$520,180
U.S. Treasury Bonds	4.25	8-15-2054	8,695,000	8,355,352
U.S. Treasury Bonds	4.50	11-15-2054	345,000	345,916
U.S. Treasury Bonds##	4.63	11-15-2044	9,965,000	10,073,992
U.S. Treasury Notes	4.25	12-31-2026	5,335,000	5,357,090
U.S. Treasury Notes	4.25	1-15-2028	5,300,000	5,339,336
Total U.S. Treasury securities (Cost $28,678,490)				29,991,866
Yankee corporate bonds and notes: 3.91%
Basic materials: 0.80%
Chemicals: 0.24%
Nutrien Ltd.	2.95	5-13-2030	110,000	100,676
Nutrien Ltd.	4.00	12-15-2026	210,000	207,803
Nutrien Ltd.	4.90	3-27-2028	110,000	111,043
				419,522
Mining: 0.56%
Anglo American Capital PLC144A	2.63	9-10-2030	400,000	355,493
BHP Billiton Finance USA Ltd.	5.00	2-21-2030	150,000	152,066
BHP Billiton Finance USA Ltd.	5.10	9-8-2028	110,000	112,032
South32 Treasury Ltd.144A	4.35	4-14-2032	370,000	346,449
				966,040
Communications: 0.27%
Telecommunications: 0.27%
Rogers Communications, Inc.	3.20	3-15-2027	100,000	97,087
Rogers Communications, Inc.	3.63	12-15-2025	110,000	109,188
Rogers Communications, Inc.	3.80	3-15-2032	170,000	155,015
Rogers Communications, Inc.	5.00	2-15-2029	110,000	110,431
				471,721
Energy: 0.39%
Oil & gas: 0.20%
Canadian Natural Resources Ltd.144A	5.00	12-15-2029	340,000	339,982
Pipelines: 0.19%
Enbridge, Inc.	3.13	11-15-2029	120,000	111,598
Enbridge, Inc.	5.70	3-8-2033	220,000	226,352
				337,950
Financial: 2.10%
Banks: 2.10%
Bank of Montreal	5.72	9-25-2028	250,000	258,893
Bank of Montreal (U.S. SOFR+1.25%)±	4.64	9-10-2030	50,000	49,732
Bank of Nova Scotia	4.85	2-1-2030	150,000	150,816
Bank of Nova Scotia	5.65	2-1-2034	110,000	114,717
Bank of Nova Scotia (U.S. SOFR+1.07%)±	5.13	2-14-2031	60,000	60,569
BNP Paribas SA (U.S. SOFR+1.22%)144A±	2.16	9-15-2029	300,000	273,813
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 17

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Cooperatieve Rabobank UA (1 Year Treasury Constant Maturity+1.00%)144A±	5.71%	1-21-2033	$350,000	$361,087
HSBC Holdings PLC (U.S. SOFR+1.29%)±%%	5.13	3-3-2031	200,000	200,417
HSBC Holdings PLC (U.S. SOFR+1.41%)±	2.87	11-22-2032	300,000	260,407
HSBC Holdings PLC (U.S. SOFR+1.97%)±	6.16	3-9-2029	250,000	259,412
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+0.95%)±	2.31	7-20-2032	300,000	257,073
Royal Bank of Canada	3.88	5-4-2032	40,000	37,578
Royal Bank of Canada (U.S. SOFR+1.03%)±	5.15	2-4-2031	50,000	50,713
Royal Bank of Canada (U.S. SOFR+1.08%)±	4.65	10-18-2030	110,000	109,395
Royal Bank of Canada (U.S. SOFR+1.10%)±	4.97	8-2-2030	250,000	251,331
Toronto-Dominion Bank	2.45	1-12-2032	130,000	111,142
Toronto-Dominion Bank	4.99	4-5-2029	160,000	161,696
Toronto-Dominion Bank	5.30	1-30-2032	110,000	111,989
Toronto-Dominion Bank	5.52	7-17-2028	110,000	113,064
UBS Group AG (1 Year Treasury Constant Maturity+1.00%)144A±	2.10	2-11-2032	300,000	255,587
UBS Group AG (1 Year Treasury Constant Maturity+1.10%)144A±	2.75	2-11-2033	200,000	171,810
				3,621,241
Industrial: 0.27%
Building materials: 0.17%
CRH SMW Finance DAC	5.20	5-21-2029	200,000	203,964
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	4-19-2029	80,000	82,206
				286,170
Machinery-diversified: 0.10%
CNH Industrial NV	3.85	11-15-2027	180,000	176,365
Technology: 0.08%
Semiconductors: 0.08%
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	2-15-2032	70,000	60,038
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	1-15-2033	80,000	79,292
				139,330
Total yankee corporate bonds and notes (Cost $6,641,867)				6,758,321

		Yield	Shares
Short-term investments: 5.66%
Investment companies: 5.66%
Allspring Government Money Market Fund Select Class♠∞##		4.29	9,792,417	9,792,417
Total short-term investments (Cost $9,792,417)				9,792,417
Total investments in securities (Cost $175,117,768)	103.58%			179,212,700
Other assets and liabilities, net	(3.58)			(6,191,093)
Total net assets	100.00%			$173,021,607

The accompanying notes are an integral part of these financial statements.
18 | Allspring Broad Market Core Bond ETF

Portfolio of investments—February 28, 2025 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CDA	Community Development Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$53,652,076	$(43,859,659)	$0	$0	$9,792,417	9,792,417	$109,646
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 19

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $165,325,351)	$169,420,283
Investments in affiliated securities, at value (cost $9,792,417)	9,792,417
Cash collateral received for capital share transactions	54,858
Receivable for investments sold	6,593,971
Receivable for interest	1,302,254
Total assets	187,163,783
Liabilities
Payable for when-issued transactions	10,204,597
Payable for investments purchased	3,858,101
Payable for collateral for capital share transactions	54,858
Management fee payable	24,620
Total liabilities	14,142,176
Total net assets	$173,021,607
Net assets consist of
Paid-in capital	$168,378,079
Total distributable earnings	4,643,528
Total net assets	$173,021,607
Net asset value per share
Based on $173,021,607 divided by 6,900,000 shares issued and outstanding (unlimited number of shares authorized)	$25.08
The accompanying notes are an integral part of these financial statements.
20 | Allspring Broad Market Core Bond ETF

Statement of operations—period ended February 28, 20251 (unaudited)
Statement of operations
Investment income
Interest	$1,086,393
Income from affiliated securities	109,646
Total investment income	1,196,039
Expenses
Management fee	43,687
Total expenses	43,687
Net investment income	1,152,352
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	282,630
Unaffiliated in-kind redemptions	38,958
Net realized gains on investments	321,588
Net change in unrealized gains (losses) on investments	4,094,932
Net realized and unrealized gains (losses) on investments	4,416,520
Net increase in net assets resulting from operations	$5,568,872
1 For the period from December 4, 2024 (commencement of operations) to February 28, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 21

Statement of changes in net assets
Statement of changes in net assets
	Period ended February 28, 2025[1] (unaudited)
Operations
Net investment income		$1,152,352
Net realized gains on investments		321,588
Net change in unrealized gains (losses) on investments		4,094,932
Net increase in net assets resulting from operations		5,568,872
Distributions to shareholders from
Net investment income and net realized gains		(925,344)
Capital share transactions	Shares
Proceeds from shares sold	7,100,001	173,305,071
Payment for shares redeemed	(200,001)	(4,926,992)
Net increase in net assets resulting from capital share transactions		168,378,079
Total increase in net assets		173,021,607
Net assets
Beginning of period		0
End of period		$173,021,607
1 For the period from December 4, 2024 (commencement of operations) to February 28, 2025
The accompanying notes are an integral part of these financial statements.
22 | Allspring Broad Market Core Bond ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Period ended February 28, 2025[1] (unaudited)
Net asset value, beginning of period	$25.00
Net investment income	0.28 [2]
Net realized and unrealized gains (losses) on investments	0.01
Total from investment operations	0.29
Distributions to shareholders from
Net investment income	(0.21)
Net asset value, end of period	$25.08
Total return[3]	1.19%
Ratios to average net assets (annualized)
Expenses	0.19%
Net investment income	5.03%
Supplemental data
Portfolio turnover rate[4]	73%
Net assets, end of period (000s omitted)	$173,022

[1]	For the period from December 4, 2024 (commencement of operations) to February 28, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Broad Market Core Bond ETF | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Broad Market Core Bond ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
24 | Allspring Broad Market Core Bond ETF

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
In-kind redemptions:  For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $175,117,768 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,113,590
Gross unrealized losses	(18,658)
Net unrealized gains	$4,094,932
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Broad Market Core Bond ETF | 25

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$59,192,073	$0	$59,192,073
Asset-backed securities	0	16,723,939	0	16,723,939
Corporate bonds and notes	0	45,722,097	0	45,722,097
Municipal obligations	0	5,501,385	0	5,501,385
Non-agency mortgage-backed securities	0	5,530,602	0	5,530,602
U.S. Treasury securities	29,991,866	0	0	29,991,866
Yankee corporate bonds and notes	0	6,758,321	0	6,758,321
Short-term investments
Investment companies	9,792,417	0	0	9,792,417
Total assets	$39,784,283	$139,428,417	$0	$179,212,700
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.,  is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.19% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Galliard Capital Management, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.070% of the Fund’s average daily net assets of the Fund.
For the period from December 4, 2024 (commencement of operations) to February 28, 2025, the management fee was equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 4, 2024 (commencement of operations) to February 28, 2025.
26 | Allspring Broad Market Core Bond ETF

Notes to financial statements (unaudited)
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 4, 2024 (commencement of operations) to February 28, 2025 were as follows:
Purchases at cost			Sales proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government	IN-KIND
$141,211,012	$42,888,433	$69,642,930	$82,793,519	$3,826,289	$2,620,966
6.
BANK BORROWINGS
The Trust, Allspring Funds Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000, revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 4, 2024 (commencement of operations) to February 28, 2025, there were no borrowings by the Fund under the agreement.
7.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Broad Market Core Bond ETF | 27

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

28 | Allspring Broad Market Core Bond ETF

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Broad Market Core Bond ETF | 29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAFIX 02-25

Allspring Core Plus ETF (APLU)
Long Form Financial Statements
Semi-Annual Report
February 28, 2025

Allspring Core Plus ETF | 1

Portfolio of investments—February 28, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 30.90%
FHLMC	2.00%	5-1-2051	$921,364	$741,256
FHLMC	2.50	4-1-2052	1,160,275	986,462
FHLMC	3.00	6-1-2052	4,109,504	3,581,656
FHLMC	4.00	11-1-2053	2,776,145	2,603,628
FHLMC	5.00	3-1-2040	2,030,000	2,041,384
FHLMC	5.00	1-1-2055	2,953,720	2,907,390
FNMA	2.00	4-1-2052	7,560,533	6,060,357
FNMA	2.50	2-1-2051	7,386,350	6,200,130
FNMA	3.50	9-1-2052	3,371,681	3,060,511
FNMA	3.50	10-1-2054	412,923	374,722
FNMA	4.00	9-1-2052	258,457	243,039
FNMA	4.50	5-1-2053	3,664,600	3,537,478
FNMA	4.50	11-1-2054	512,375	494,302
FNMA	5.00	12-1-2054	374,368	368,496
FNMA	5.50	12-1-2054	736,994	738,409
FNMA	5.50	3-1-2055	5,110,000	5,123,165
FNMA	6.00	8-1-2054	241,154	245,611
FNMA%%	6.00	3-15-2055	4,175,000	4,243,208
FNMA%%	6.50	3-15-2055	1,705,000	1,756,310
GNMA%%	2.00	3-15-2055	830,000	681,606
GNMA	2.50	4-20-2051	433,719	372,144
GNMA	2.50	9-20-2051	3,123,950	2,678,237
GNMA	3.00	8-20-2051	1,724,972	1,535,710
GNMA	3.00	12-20-2051	275,925	245,567
GNMA	3.50	10-20-2054	931,276	854,834
GNMA	3.50	12-20-2054	273,828	251,351
GNMA	4.50	11-20-2054	129,247	124,790
GNMA	4.50	2-20-2055	1,135,000	1,095,844
GNMA	5.00	11-20-2054	4,894,868	4,837,334
GNMA%%	5.50	3-15-2055	4,615,000	4,626,357
GNMA%%	6.00	3-15-2055	3,875,000	3,927,304
GNMA%%	6.50	3-15-2055	970,000	989,627
TVA	5.25	2-1-2055	410,000	420,056
Total agency securities (Cost $67,196,621)				67,948,275
Asset-backed securities: 9.86%
Aligned Data Centers Issuer LLC Series 2021-1A Class B144A	2.48	8-15-2046	160,000	153,063
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,000,000	1,019,011
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64	10-13-2028	1,000,000	1,003,393
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	625,000	632,469
Carvana Auto Receivables Trust Series 2021-P3 Class A3	0.70	11-10-2026	113,784	113,234
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,000,000	976,858
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,016,886
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	260,000	259,344
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	1,089,644	1,120,234
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	980,631	991,625
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55%	1-26-2054	$199,500	$208,666
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	94,821	95,462
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	215,000	223,949
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	1,248,509	1,232,671
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,000,000	955,342
Jack in the Box Funding LLC Series 2019-1A Class A23144A	4.97	8-25-2049	192,000	186,465
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	1,000,000	1,018,710
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	6.52	8-17-2042	1,000,000	998,124
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.23	10-16-2036	100,000	97,613
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	58,296	58,359
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	1,000,000	1,030,931
PFS Financing Corp. Series 2022-D Class A144A	4.27	8-15-2027	1,200,000	1,198,700
Sabey Data Center Issuer LLC Series 2022-1 Class A2144A	5.00	6-20-2047	1,000,000	989,857
Saluda Grade Alternative Mortgage Trust Series 2023-FIG4 Class B144A±±	7.12	11-25-2053	186,644	193,896
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	997,500	980,198
ServiceMaster Funding LLC Series 2020-1 Class A2I144A	2.84	1-30-2051	169,283	157,344
ServiceMaster Funding LLC Series 2021-1 Class A2II144A	3.11	7-30-2051	626,333	531,847
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	1,000,000	1,013,932
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	997,500	993,632
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	200,000	204,868
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	585,124	586,268
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	220,000	223,513
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	990,000	1,013,647
Ziply Fiber Issuer LLC Series 2024-1A Class B144A	7.81	4-20-2054	200,000	208,436
Total asset-backed securities (Cost $21,487,452)				21,688,547
Corporate bonds and notes: 18.34%
Basic materials: 0.32%
Chemicals: 0.28%
LYB International Finance III LLC	5.50	3-1-2034	150,000	150,522
Solvay Finance America LLC144A	5.85	6-4-2034	440,000	453,639
				604,161
Mining: 0.04%
Glencore Funding LLC144A	3.38	9-23-2051	145,000	98,128
Communications: 1.30%
Internet: 0.16%
MercadoLibre, Inc.	3.13	1-14-2031	400,000	351,581
Media: 0.99%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	680,000	570,023
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 3

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	4-1-2061	$205,000	$127,599
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	190,000	126,211
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	445,000	306,698
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	315,000	325,327
News Corp.144A	3.88	5-15-2029	565,000	534,278
Time Warner Cable LLC	5.50	9-1-2041	220,000	194,536
				2,184,672
Telecommunications: 0.15%
AT&T, Inc.	3.55	9-15-2055	260,000	180,294
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	143,000	143,875
				324,169
Consumer, cyclical: 3.21%
Airlines: 0.91%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	320,060	311,021
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	140,000	139,224
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	11-15-2032	93,066	90,251
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	51,165	47,905
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	715,000	710,371
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	362,000	364,478
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	245,760	244,808
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	95,531	97,884
				2,005,942
Auto manufacturers: 0.88%
BMW U.S. Capital LLC144A	4.85	8-13-2031	255,000	254,775
Ford Motor Co.	3.25	2-12-2032	430,000	358,904
Ford Motor Co.	6.10	8-19-2032	215,000	212,797
Ford Motor Credit Co. LLC	4.00	11-13-2030	225,000	204,835
General Motors Financial Co., Inc.	5.45	9-6-2034	330,000	322,762
General Motors Financial Co., Inc.	5.85	4-6-2030	345,000	353,467
Hyundai Capital America144A	1.30	1-8-2026	100,000	97,240
Hyundai Capital America144A	5.30	3-19-2027	80,000	80,850
Hyundai Capital America144A	5.65	6-26-2026	45,000	45,543
				1,931,173
Entertainment: 0.39%
Warnermedia Holdings, Inc.	4.28	3-15-2032	330,000	296,449
Warnermedia Holdings, Inc.	5.14	3-15-2052	730,000	563,445
				859,894
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.17%
Sabre Global, Inc.144A	10.75%	11-15-2029	$360,000	$383,658
Lodging: 0.16%
Las Vegas Sands Corp.	6.20	8-15-2034	195,000	200,154
Marriott International, Inc.	5.50	4-15-2037	140,000	140,558
				340,712
Retail: 0.23%
Kohl’s Corp.	4.63	5-1-2031	105,000	81,875
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	140,000	135,753
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	105,000	99,699
Sonic Automotive, Inc.144A	4.63	11-15-2029	140,000	131,792
Victra Holdings LLC/Victra Finance Corp.144A	8.75	9-15-2029	59,000	62,700
				511,819
Toys/games/hobbies: 0.47%
Hasbro, Inc.	6.05	5-14-2034	371,000	382,156
Mattel, Inc.144A	5.88	12-15-2027	640,000	642,686
				1,024,842
Consumer, non-cyclical: 1.34%
Agriculture: 0.08%
BAT Capital Corp.	4.76	9-6-2049	200,000	167,929
Commercial services: 0.46%
Ashtead Capital, Inc.144A	5.55	5-30-2033	225,000	225,924
CoreCivic, Inc.	8.25	4-15-2029	70,000	74,206
GEO Group, Inc.	8.63	4-15-2029	70,000	74,102
Global Payments, Inc.	4.88	3-17-2031	100,000	110,385
Global Payments, Inc.	5.95	8-15-2052	395,000	394,485
Upbound Group, Inc.144A	6.38	2-15-2029	140,000	136,911
				1,016,013
Food: 0.10%
Kroger Co.	5.65	9-15-2064	215,000	208,961
Healthcare-services: 0.49%
DaVita, Inc.144A	6.88	9-1-2032	360,000	365,701
HCA, Inc.	5.25	3-1-2030	180,000	182,455
HCA, Inc.	5.95	9-15-2054	225,000	220,811
Highmark, Inc.144A	2.55	5-10-2031	250,000	208,599
UnitedHealth Group, Inc.	5.63	7-15-2054	105,000	104,797
				1,082,363
Pharmaceuticals: 0.21%
Viatris, Inc.	4.00	6-22-2050	680,000	467,999
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 5

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 2.22%
Oil & gas: 1.47%
APA Corp.144A	5.25%	2-1-2042	$133,000	$114,329
BP Capital Markets America, Inc.	5.23	11-17-2034	855,000	862,780
ConocoPhillips Co.	5.50	1-15-2055	495,000	485,160
ConocoPhillips Co.	5.65	1-15-2065	80,000	78,424
Coterra Energy, Inc.	5.40	2-15-2035	260,000	257,522
Coterra Energy, Inc.	5.90	2-15-2055	155,000	151,206
Devon Energy Corp.	5.25	10-15-2027	15,000	15,020
EOG Resources, Inc.	5.65	12-1-2054	415,000	418,544
Expand Energy Corp.	5.38	3-15-2030	560,000	556,660
Occidental Petroleum Corp.	6.05	10-1-2054	140,000	135,311
Occidental Petroleum Corp.	6.13	1-1-2031	155,000	160,877
				3,235,833
Pipelines: 0.75%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	140,000	148,860
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	140,000	140,209
Enterprise Products Operating LLC	5.55	2-16-2055	240,000	238,083
Prairie Acquiror LP144A	9.00	8-1-2029	140,000	145,091
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	370,000	367,994
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	460,000	446,419
Venture Global LNG, Inc.144A	9.50	2-1-2029	140,000	154,602
				1,641,258
Financial: 6.83%
Banks: 3.10%
Bank of America Corp. (U.S. SOFR+1.31%)±	5.51	1-24-2036	465,000	475,149
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	220,000	217,748
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	375,000	370,287
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	125,000	123,231
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	130,000	111,502
Goldman Sachs Group, Inc. (U.S. SOFR+1.55%)±	5.33	7-23-2035	200,000	200,112
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	305,000	281,453
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	345,000	348,714
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	105,000	106,977
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	400,000	396,986
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	215,000	218,916
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	170,000	164,686
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	275,000	236,559
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	145,000	146,159
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	400,000	332,699
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	165,000	167,090
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	285,000	284,591
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	205,000	207,646
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	370,000	390,390
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.99%)±	2.19%	4-28-2026	$345,000	$343,654
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	440,000	490,414
U.S. Bancorp (U.S. SOFR+1.86%)±	5.68	1-23-2035	125,000	128,467
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	410,000	425,967
Wells Fargo & Co. (U.S. SOFR+1.11%)±	5.24	1-24-2031	240,000	243,931
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	170,000	152,715
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	265,000	244,734
				6,810,777
Diversified financial services: 0.75%
Aircastle Ltd.144A	5.95	2-15-2029	590,000	607,970
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	205,000	205,912
Charles Schwab Corp. (U.S. SOFR+2.01%)±	6.14	8-24-2034	650,000	695,143
Computershare U.S., Inc.	1.13	10-7-2031	165,000	148,199
				1,657,224
Insurance: 1.65%
200 Park Funding Trust144A%%	5.74	2-15-2055	225,000	227,422
Arthur J Gallagher & Co.	5.75	7-15-2054	95,000	96,015
Cincinnati Financial Corp.	6.13	11-1-2034	140,000	148,953
CNO Financial Group, Inc.	6.45	6-15-2034	490,000	518,618
Essent Group Ltd.	6.25	7-1-2029	315,000	325,151
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	310,000	272,520
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	270,000	267,418
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	15,000	12,726
NMI Holdings, Inc.	6.00	8-15-2029	230,000	233,833
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	520,000	362,229
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	280,000	259,505
Pine Street Trust III144A	6.22	5-15-2054	360,000	377,511
Protective Life Global Funding144A	4.77	12-9-2029	175,000	175,291
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	85,000	80,903
Transatlantic Holdings, Inc.	8.00	11-30-2039	145,000	181,746
Unum Group144A	4.05	8-15-2041	100,000	81,525
				3,621,366
Investment Companies: 0.08%
Ares Capital Corp. BDC	2.88	6-15-2028	180,000	168,173
REITs: 1.25%
Brandywine Operating Partnership LP	8.30	3-15-2028	140,000	148,093
EPR Properties	3.60	11-15-2031	240,000	215,612
Essential Properties LP	2.95	7-15-2031	635,000	550,545
Iron Mountain, Inc.144A	4.50	2-15-2031	25,000	23,191
Mid-America Apartments LP	4.95	3-1-2035	160,000	158,201
Omega Healthcare Investors, Inc.	3.63	10-1-2029	290,000	272,083
Piedmont Operating Partnership LP	2.75	4-1-2032	90,000	73,013
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 7

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Piedmont Operating Partnership LP	9.25%	7-20-2028	$285,000	$314,854
Realty Income Corp.	5.13	7-6-2034	170,000	196,139
Sabra Health Care LP	5.13	8-15-2026	480,000	481,940
Starwood Property Trust, Inc.144A	6.50	7-1-2030	140,000	142,034
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	215,000	182,216
				2,757,921
Industrial: 0.81%
Aerospace/defense: 0.38%
Boeing Co.	5.81	5-1-2050	275,000	265,259
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	510,000	564,628
				829,887
Building materials: 0.06%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	140,000	132,721
Packaging & containers: 0.06%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	140,000	139,313
Trucking & leasing: 0.31%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	670,000	685,608
Technology: 0.78%
Computers: 0.06%
Kyndryl Holdings, Inc.	2.05	10-15-2026	135,000	129,494
Semiconductors: 0.58%
Entegris, Inc.144A	4.75	4-15-2029	285,000	275,428
Foundry JV Holdco LLC144A	6.20	1-25-2037	820,000	861,297
Intel Corp.	5.60	2-21-2054	140,000	129,970
				1,266,695
Software: 0.14%
Cloud Software Group, Inc.144A	8.25	6-30-2032	200,000	207,383
Oracle Corp.	3.85	4-1-2060	145,000	102,077
				309,460
Utilities: 1.53%
Electric: 1.36%
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	355,000	358,320
Duke Energy Corp.	3.85	6-15-2034	165,000	172,759
Duke Energy Indiana LLC	5.40	4-1-2053	170,000	165,252
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	30,000	31,381
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	350,000	349,647
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	200,000	197,663
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	385,000	379,695
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Southern California Edison Co.	3.65%	2-1-2050		$35,000	$24,817
Southern California Edison Co.	5.75	4-15-2054		190,000	182,661
Southern California Edison Co.	5.90	3-1-2055		415,000	411,659
Southwestern Public Service Co.	6.00	6-1-2054		115,000	118,780
Vistra Operations Co. LLC144A	3.70	1-30-2027		620,000	606,615
					2,999,249
Gas: 0.17%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		350,000	372,512
Total corporate bonds and notes (Cost $39,502,833)					40,321,507
Foreign corporate bonds and notes: 4.46%
Communications: 1.06%
Internet: 0.15%
United Group BV144A	6.50	10-31-2031	EUR	315,000	335,751
Media: 0.04%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	100,000	89,473
Telecommunications: 0.87%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	100,000	135,539
Eutelsat SA	1.50	10-13-2028	EUR	100,000	74,054
Fibercop SpA	1.63	1-18-2029	EUR	130,000	123,538
Koninklijke KPN NV	3.88	7-3-2031	EUR	100,000	108,665
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	215,000	223,520
Tele2 AB	0.75	3-23-2031	EUR	345,000	317,101
Telecom Italia SpA	1.63	1-18-2029	EUR	100,000	96,473
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	200,000	224,067
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	250,000	262,216
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	100,000	98,524
Zegona Finance PLC144A	6.75	7-15-2029	EUR	225,000	248,622
					1,912,319
Consumer, cyclical: 0.42%
Auto parts & equipment: 0.05%
Forvia SE	7.25	6-15-2026	EUR	100,000	106,430
Entertainment: 0.21%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	100,000	106,245
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	125,000	136,318
Universal Music Group NV	4.00	6-13-2031	EUR	195,000	211,754
					454,317
Leisure time: 0.05%
TUI AG	5.88	3-15-2029	EUR	110,000	118,999
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 9

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Lodging: 0.11%
AccorInvest Group SA	5.50%	11-15-2031	EUR	220,000	$235,676
Consumer, non-cyclical: 0.84%
Agriculture: 0.04%
BAT International Finance PLC	2.25	1-16-2030	EUR	100,000	99,696
Beverages: 0.05%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	100,000	100,413
Commercial services: 0.43%
Amber Finco PLC	6.63	7-15-2029	EUR	100,000	109,829
Nexi SpA	2.13	4-30-2029	EUR	250,000	248,653
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	290,000	307,104
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	135,000	147,656
Verisure Holding AB	5.50	5-15-2030	EUR	120,000	129,719
					942,961
Food: 0.23%
Iceland Bondco PLC	10.88	12-15-2027	GBP	155,000	208,895
Market Bidco Finco PLC	5.50	11-4-2027	GBP	240,000	294,348
					503,243
Healthcare-services: 0.05%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	100,000	112,696
Pharmaceuticals: 0.04%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	100,000	99,589
Energy: 0.18%
Oil & gas: 0.18%
Aker BP ASA	1.13	5-12-2029	EUR	100,000	95,992
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	100,000	101,810
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	200,000	196,394
					394,196
Financial: 1.16%
Banks: 0.95%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	200,000	206,173
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	100,000	111,821
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	200,000	216,938
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	100,000	111,715
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	100,000	111,645
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13%	4-4-2030	EUR	100,000	$107,083
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	200,000	221,851
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	200,000	230,032
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50	3-12-2025	EUR	300,000	311,207
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	200,000	207,819
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	100,000	112,999
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	125,000	147,389
					2,096,672
Insurance: 0.05%
AXA SA	3.63	1-10-2033	EUR	100,000	108,579
Real estate: 0.16%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	350,000	355,811
Government securities: 0.09%
Multi-national: 0.09%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	230,000	205,946
Industrial: 0.11%
Engineering & construction: 0.05%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	100,000	96,638
Packaging & containers: 0.06%
OI European Group BV	6.25	5-15-2028	EUR	130,000	139,649
Technology: 0.17%
Computers: 0.17%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	135,000	144,095
Teleperformance SE	5.75	11-22-2031	EUR	200,000	224,245
					368,340
Utilities: 0.43%
Electric: 0.28%
Enel Finance International NV	4.00	2-20-2031	EUR	180,000	196,764
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	100,000	108,507
RWE AG	2.75	5-24-2030	EUR	185,000	191,178
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	105,000	118,710
					615,159
Gas: 0.07%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	150,000	146,424
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 11

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Water: 0.08%
Holding d’Infrastructures des Metiers de l’Environnement	4.88%	10-24-2029	EUR	165,000	$176,578
Total foreign corporate bonds and notes (Cost $9,706,316)					9,815,555
Foreign government bonds: 2.71%
Australia: 0.32%
Australia	2.75	11-21-2028	AUD	1,165,000	697,538
Brazil: 0.65%
Brazil	10.00	1-1-2027	BRL	9,000,000	1,416,086
Indonesia: 0.21%
Indonesia	6.88	4-15-2029	IDR	7,750,000,000	468,208
Malaysia: 0.23%
Malaysia	3.88	3-14-2025	MYR	2,250,000	504,297
South Africa: 0.23%
Republic of South Africa	8.00	1-31-2030	ZAR	9,920,000	506,720
United Kingdom: 1.07%
U.K. Gilts	3.25	1-31-2033	GBP	1,060,000	1,234,850
U.K. Gilts	4.13	7-22-2029	GBP	895,000	1,124,327
					2,359,177
Total foreign government bonds (Cost $5,892,053)					5,952,026

	Shares
Investment companies: 0.11%
Exchange-traded funds: 0.11%
SPDR Portfolio High Yield Bond ETF	9,968	237,637
Total investment companies (Cost $233,451)		237,637

			Principal
Loans: 0.20%
Consumer, cyclical: 0.10%
Retail: 0.10%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.84	3-3-2028	$235,000	216,421
Financial: 0.10%
Insurance: 0.10%
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	235,000	229,529
Total loans (Cost $460,070)				445,950
Non-agency mortgage-backed securities: 6.07%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	962,407	966,328
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	989,199	992,961
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74%	12-25-2060	$1,150,230	$1,004,833
Angel Oak Mortgage Trust Series 2025-1 Class A1144A±±	5.69	1-25-2070	996,912	1,002,721
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	1,000,000	1,049,717
Bank Series 2019-BN19 Class A3	3.18	8-15-2061	135,000	125,053
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	850,831	818,274
Fontainebleau Miami Beach Mortgage Trust Series 2024-FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.91	12-15-2039	200,000	201,000
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	1,256,631	1,298,374
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	1,000,000	1,010,746
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	1,320,000	1,188,000
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.38	1-15-2036	225,000	218,250
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	195,541	196,990
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	988,171	996,627
ROCK Trust Series 2024-CNTR Class A144A	5.39	11-13-2041	1,000,000	1,014,532
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	225,000	230,162
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	1,000,000	819,592
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	200,000	200,817
Total non-agency mortgage-backed securities (Cost $13,198,957)				13,334,977
U.S. Treasury securities: 16.48%
U.S. Treasury Bonds	4.13	8-15-2044	9,220,000	8,720,103
U.S. Treasury Bonds	4.25	8-15-2054	7,015,000	6,740,977
U.S. Treasury Bonds	4.50	11-15-2054	1,680,000	1,684,462
U.S. Treasury Bonds	4.63	11-15-2044	360,000	363,938
U.S. Treasury Notes	4.13	11-30-2031	790,000	791,142
U.S. Treasury Notes	4.25	1-15-2028	3,345,000	3,369,826
U.S. Treasury Notes##	4.25	1-31-2030	12,945,000	13,080,518
U.S. Treasury Notes	4.63	2-15-2035	1,440,000	1,489,725
Total U.S. Treasury securities (Cost $34,979,565)				36,240,691
Yankee corporate bonds and notes: 8.67%
Basic materials: 0.14%
Chemicals: 0.09%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	200,000	186,243
Mining: 0.05%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	105,000	116,373
Communications: 0.13%
Telecommunications: 0.13%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	200,000	172,435
Nokia Oyj	6.63	5-15-2039	105,000	108,946
				281,381
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 13

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.61%
Airlines: 0.11%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$105,000	$111,825
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	140,000	139,983
				251,808
Auto manufacturers: 0.10%
Nissan Motor Co. Ltd.144A	3.52	9-17-2025	225,000	222,181
Entertainment: 0.09%
GENM Capital Labuan Ltd.144A	3.88	4-19-2031	225,000	201,153
Leisure time: 0.31%
Carnival Corp.144A	6.13	2-15-2033	670,000	674,742
Consumer, non-cyclical: 0.31%
Pharmaceuticals: 0.31%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	705,000	681,675
Energy: 1.28%
Oil & gas: 0.95%
Aker BP ASA144A	5.13	10-1-2034	460,000	441,219
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	230,000	234,921
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	175,000	168,036
Eni SpA144A	5.95	5-15-2054	510,000	504,404
TotalEnergies Capital SA	5.43	9-10-2064	405,000	386,993
Woodside Finance Ltd.	5.70	9-12-2054	360,000	345,451
				2,081,024
Pipelines: 0.33%
Enbridge, Inc.	5.95	4-5-2054	230,000	233,478
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	40,000	41,908
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	320,000	311,965
Northriver Midstream Finance LP144A	6.75	7-15-2032	140,000	142,908
				730,259
Financial: 4.85%
Banks: 3.29%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	200,000	198,500
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	200,000	199,150
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	200,000	194,458
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	200,000	187,900
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63%	12-24-2034	$200,000	$210,635
Bank of Ireland Group PLC (U.S. SOFR+1.62%)144A±	5.60	3-20-2030	200,000	204,467
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	525,000	532,004
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	370,000	374,306
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	210,762
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	200,000	207,572
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	760,000	757,641
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	350,000	360,466
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	700,000	694,974
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	200,000	200,629
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	400,000	351,511
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	300,000	264,490
NatWest Group PLC (1 Year Treasury Constant Maturity+1.50%)±	5.78	3-1-2035	600,000	616,864
NatWest Markets PLC144A	1.60	9-29-2026	200,000	191,158
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	400,000	382,426
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	215,000	215,105
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	81,000	78,593
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	350,000	312,795
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	290,000	290,725
				7,237,131
Diversified financial services: 0.50%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	325,000	313,392
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	150,000	154,586
Avolon Holdings Funding Ltd.144A	4.25	4-15-2026	125,000	124,207
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	240,000	239,332
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	235,000	239,884
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	20,000	20,892
				1,092,293
Insurance: 1.06%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	600,000	626,875
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	700,000	716,045
Intact Financial Corp.144A	5.46	9-22-2032	365,000	371,460
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 15

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.59%)144A±	5.95%	4-16-2054	$300,000	$307,227
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	130,000	133,089
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	140,000	144,140
Sompo International Holdings Ltd.	7.00	7-15-2034	25,000	27,988
				2,326,824
Government securities: 0.25%
Multi-national: 0.25%
African Export-Import Bank144A	3.80	5-17-2031	400,000	354,621
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	196,300
				550,921
Industrial: 0.15%
Engineering & construction: 0.06%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	120,000	128,734
Trucking & leasing: 0.09%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	200,000	203,627
Technology: 0.46%
Semiconductors: 0.46%
Renesas Electronics Corp.144A	2.17	11-25-2026	500,000	479,251
SK Hynix, Inc.144A	5.50	1-16-2027	525,000	532,691
				1,011,942
Utilities: 0.49%
Electric: 0.49%
Comision Federal de Electricidad144A	3.35	2-9-2031	400,000	337,780
Comision Federal de Electricidad144A	3.88	7-26-2033	400,000	326,960
Electricite de France SA144A	5.75	1-13-2035	415,000	421,707
				1,086,447
Total yankee corporate bonds and notes (Cost $18,716,125)				19,064,758
Yankee government bonds: 1.30%
Argentina: 0.02%
Argentinaøø	0.75	7-9-2030	44,000	32,031
Argentinaøø	4.13	7-9-2035	35,000	22,138
				54,169
Bermuda: 0.06%
Bermuda144A	3.38	8-20-2050	200,000	136,000
Colombia: 0.13%
Colombia	8.00	11-14-2035	275,000	280,942
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Dominican Republic: 0.16%
Dominican Republic144A	4.50%	1-30-2030	$175,000	$163,128
Dominican Republic144A	4.88	9-23-2032	200,000	182,702
				345,830
Israel: 0.17%
Israel	5.75	3-12-2054	400,000	376,650
Ivory Coast: 0.09%
Ivory Coast144A	8.25	1-30-2037	200,000	194,420
Mexico: 0.30%
Mexico	4.75	3-8-2044	80,000	62,907
Mexico	6.00	5-7-2036	200,000	194,094
Mexico	6.35	2-9-2035	410,000	412,456
				669,457
Panama: 0.37%
Panama	4.50	1-19-2063	1,000,000	617,945
Panama	6.40	2-14-2035	200,000	188,945
				806,890
Total yankee government bonds (Cost $2,772,506)				2,864,358

	Yield	Shares
Short-term investments: 14.18%
Investment companies: 5.20%
Allspring Government Money Market Fund Select Class♠∞##	4.29	11,439,462	11,439,462

				Principal
U.S. Treasury securities: 8.98%
U.S. Treasury Bills☼		3.26	3-13-2025	$6,600,000	6,592,196
U.S. Treasury Bills☼		3.76	3-27-2025	6,600,000	6,581,432
U.S. Treasury Bills☼		3.92	4-8-2025	6,600,000	6,572,054
					19,745,682
Total short-term investments (Cost $31,185,226)					31,185,144
Total investments in securities (Cost $245,331,175)	113.28%				249,099,425
Other assets and liabilities, net	(13.28)				(29,198,717)
Total net assets	100.00%				$219,900,708

The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 17

Portfolio of investments—February 28, 2025 (unaudited)

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$91,831,102	$(80,391,640)	$0	$0	$11,439,462	11,439,462	$282,719
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	73,262	AUD	115,000	Morgan Stanley, Inc.	3-31-2025	$1,889	$0
USD	415,842	AUD	670,000	Morgan Stanley, Inc.	3-31-2025	21	0
USD	203,929	AUD	325,000	Morgan Stanley, Inc.	3-31-2025	2,225	0
USD	87,642	BRL	550,000	Morgan Stanley, Inc.	3-31-2025	0	(5,246)
USD	59,954	BRL	375,000	Morgan Stanley, Inc.	3-31-2025	0	(3,379)
USD	857,801	BRL	5,250,000	Morgan Stanley, Inc.	3-31-2025	0	(28,858)
USD	343,637	BRL	2,000,000	Morgan Stanley, Inc.	3-31-2025	5,862	0
USD	191,015	BRL	1,100,000	Morgan Stanley, Inc.	3-31-2025	5,239	0
USD	1,794,940	EUR	1,700,000	Morgan Stanley, Inc.	3-31-2025	29,040	0
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus ETF

Portfolio of investments—February 28, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
EUR	20,000	USD	21,117	Morgan Stanley, Inc.	3-31-2025	$0	$(341)
EUR	130,000	USD	135,405	Morgan Stanley, Inc.	3-31-2025	0	(366)
EUR	310,000	USD	323,608	Morgan Stanley, Inc.	3-31-2025	0	(1,590)
USD	4,122,356	EUR	4,000,000	Morgan Stanley, Inc.	3-31-2025	0	(32,703)
USD	3,899,989	EUR	3,750,000	Morgan Stanley, Inc.	3-31-2025	4,621	0
USD	1,512,272	EUR	1,450,000	Morgan Stanley, Inc.	3-31-2025	6,063	0
USD	472,236	EUR	450,000	Morgan Stanley, Inc.	3-31-2025	4,792	0
EUR	445,000	USD	469,473	Morgan Stanley, Inc.	3-31-2025	0	(7,223)
USD	522,194	EUR	500,000	Morgan Stanley, Inc.	3-31-2025	2,812	0
EUR	900,000	USD	932,045	Morgan Stanley, Inc.	3-31-2025	2,843	0
USD	431,221	GBP	340,000	Morgan Stanley, Inc.	3-31-2025	3,560	0
GBP	8,000	USD	10,146	Morgan Stanley, Inc.	3-31-2025	0	(83)
USD	1,522,600	GBP	1,250,000	Morgan Stanley, Inc.	3-31-2025	0	(49,683)
USD	325,152	GBP	265,000	Morgan Stanley, Inc.	3-31-2025	0	(8,172)
USD	468,742	GBP	375,000	Morgan Stanley, Inc.	3-31-2025	0	(2,943)
USD	512,836	GBP	410,000	Morgan Stanley, Inc.	3-31-2025	0	(2,873)
USD	98,264	ZAR	1,800,000	Morgan Stanley, Inc.	3-31-2025	2,272	0
USD	526,945	ZAR	10,000,000	Morgan Stanley, Inc.	3-31-2025	0	(6,346)
ZAR	2,300,000	USD	123,762	Morgan Stanley, Inc.	3-31-2025	0	(1,105)
USD	54,951	MYR	245,000	Morgan Stanley, Inc.	4-2-2025	0	(3)
USD	473,999	MYR	2,100,000	Morgan Stanley, Inc.	4-2-2025	2,959	0
						$74,198	$(150,914)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra 10-Year U.S. Treasury Notes	9	6-18-2025	$1,023,344	$1,028,250	$4,906	$0
Ultra Long Term U.S. Treasury Bond	5	6-18-2025	616,453	620,625	4,172	0
2-Year U.S. Treasury Notes	97	6-30-2025	20,029,919	20,075,969	46,050	0
5-Year U.S. Treasury Notes	85	6-30-2025	9,141,900	9,174,687	32,787	0
Short
10-Year Euro BUND Index	(15)	3-6-2025	(2,041,793)	(2,072,469)	0	(30,676)
2-Year Euro SCHATZ	(4)	3-6-2025	(444,809)	(443,695)	1,114	0
5-Year Euro-BOBL Futures	(37)	3-6-2025	(4,477,200)	(4,525,231)	0	(48,031)
					$89,029	$(78,707)
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 19

Statement of assets and liabilities—February 28, 2025 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $233,891,713)	$237,659,963
Investments in affiliated securities, at value (cost $11,439,462)	11,439,462
Cash	19,369
Cash at broker segregated for futures contracts	385,000
Segregated cash for forward foreign currency contracts	280,000
Receivable for investments sold	27,473,864
Receivable for interest	1,678,856
Unrealized gains on forward foreign currency contracts	74,198
Receivable for daily variation margin on open futures contracts	66,554
Prepaid expenses and other assets	243
Total assets	279,077,509
Liabilities
Payable for investments purchased	42,571,292
Payable for when-issued transactions	16,385,060
Unrealized losses on forward foreign currency contracts	150,914
Management fee payable	48,064
Payable for daily variation margin on open futures contracts	10,550
Cash due to broker	10,000
Due to custodian bank, foreign currency, at value (cost $922)	917
Contingent tax liability	4
Total liabilities	59,176,801
Total net assets	$219,900,708
Net assets consist of
Paid-in capital	$214,349,802
Total distributable earnings	5,550,906
Total net assets	$219,900,708
Net asset value per share
Based on $219,900,708 divided by 8,800,000 shares issued and outstanding (unlimited number of shares authorized)	$24.99
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus ETF

Statement of operations—period ended February 28, 20251 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $1,271)	$1,221,025
Income from affiliated securities	282,719
Dividends	1,734
Total investment income	1,505,478
Expenses
Management fee	83,097
Total expenses	83,097
Net investment income	1,422,381
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	1,377,205
Foreign currency and foreign currency translations	(23,346)
Forward foreign currency contracts	16,969
Futures contracts	179,666
Net realized gains on investments	1,550,494
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $4)	3,768,246
Foreign currency and foreign currency translations	(1,194)
Forward foreign currency contracts	(76,716)
Futures contracts	10,322
Net change in unrealized gains (losses) on investments	3,700,658
Net realized and unrealized gains (losses) on investments	5,251,152
Net increase in net assets resulting from operations	$6,673,533
1 For the period from December 4, 2024 (commencement of operations) to February 28, 2025
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 21

Statement of changes in net assets
Statement of changes in net assets
	Period ended February 28, 2025[1] (unaudited)
Operations
Net investment income		$1,422,381
Net realized gains on investments		1,550,494
Net change in unrealized gains (losses) on investments		3,700,658
Net increase in net assets resulting from operations		6,673,533
Distributions to shareholders from
Net investment income and net realized gains		(1,122,627)
Capital share transactions	Shares
Proceeds from shares sold	8,904,000	216,910,088
Payment for shares redeemed	(104,000)	(2,560,286)
Net increase in net assets resulting from capital share transactions		214,349,802
Total increase in net assets		219,900,708
Net assets
Beginning of period		0
End of period		$219,900,708
1 For the period from December 4, 2024 (commencement of operations) to February 28, 2025
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus ETF

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

Period ended February 28, 2025[1] (unaudited)
Net asset value, beginning of period	$25.00
Net investment income	0.29 [2]
Net realized and unrealized gains (losses) on investments	(0.08)
Total from investment operations	0.21
Distributions to shareholders from
Net investment income	(0.22)
Net asset value, end of period	$24.99
Total return[3]	0.88%
Ratios to average net assets (annualized)
Expenses	0.30%
Net investment income	5.15%
Supplemental data
Portfolio turnover rate[4]	119%
Net assets, end of period (000s omitted)	$219,901

[1]	For the period from December 4, 2024 (commencement of operations) to February 28, 2025
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]	Portfolio turnover rate excludes in-kind transactions, if any.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus ETF | 23

Notes to financial statements (unaudited)
Notes to financial statements
1.
ORGANIZATION
Allspring Exchange-Traded Funds Trust (the “Trust”), a Delaware statutory trust organized on June 19, 2014, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus ETF (the “Fund”) which is a diversified series of the Trust.
2.
SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value (“NAV”).
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or
24 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Allspring Core Plus ETF | 25

Notes to financial statements (unaudited)
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for taxes before 2024, the year the Fund commenced operations.
In-kind redemptions:  For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or NAV per share.
As of February 28, 2025, the aggregate cost of all investments for federal income tax purposes was $245,331,175 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,063,800
Gross unrealized losses	(361,944)
Net unrealized gains	$3,701,856
Capital share transactions
The Fund issues and redeems its shares, at NAV, only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of changes in net assets. The consideration for the purchase of Creation Units of a Fund may be for cash or consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Authorized participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Proceeds from shares sold” and “Payments for shares redeemed” in the Statement of changes in net assets.
When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the Fund shares (in the case of a redemption), or is required by the Fund, prior to settlement, to accommodate the trading of foreign securities in local markets, the Fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. In the event that the authorized participant fails to deliver all or a portion of the applicable deposit securities or Fund securities, the Fund may exercise control over such collateral pursuant to the agreement with the authorized participant in order to purchase the applicable securities.
3.
FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$67,948,275	$0	$67,948,275
Asset-backed securities	0	21,688,547	0	21,688,547
Corporate bonds and notes	0	40,321,507	0	40,321,507
Foreign corporate bonds and notes	0	9,815,555	0	9,815,555
Foreign government bonds	0	5,952,026	0	5,952,026
Investment companies	237,637	0	0	237,637
Loans	0	445,950	0	445,950
Non-agency mortgage-backed securities	0	13,334,977	0	13,334,977
U.S. Treasury securities	36,240,691	0	0	36,240,691
Yankee corporate bonds and notes	0	19,064,758	0	19,064,758
Yankee government bonds	0	2,864,358	0	2,864,358
Short-term investments
Investment companies	11,439,462	0	0	11,439,462
U.S. Treasury securities	19,745,682	0	0	19,745,682
	67,663,472	181,435,953	0	249,099,425
Forward foreign currency contracts	0	74,198	0	74,198
Futures contracts	89,029	0	0	89,029
Total assets	$67,752,501	$181,510,151	$0	$249,262,652
Liabilities
Forward foreign currency contracts	$0	$150,914	$0	$150,914
Futures contracts	78,707	0	0	78,707
Total liabilities	$78,707	$150,914	$0	$229,621
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2025, the Fund did not have any transfers into/out of Level 3.
4.
TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P.,  is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Allspring Funds Management is entitled to receive an annual unitary management fee, generally payable monthly, in an amount equal to 0.30% of the average daily net assets of the Fund. Pursuant to the unitary management fee arrangement, Allspring Funds Management has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only:  the management fee payable to Allspring Funds Management, brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan; proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate of 0.125% of the Fund’s average daily net assets of the Fund.
For the period from December 4, 2024 (commencement of operations) to February 28, 2025, the management fee was equivalent to an annual rate of 0.30% of the Fund’s average daily net assets.
Allspring Core Plus ETF | 27

Notes to financial statements (unaudited)
Distribution fee
Allspring Funds Distributor, LLC (the “Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, serves as the exclusive distributor of the Fund’s shares. The Distributor does not maintain a secondary market in the Fund’s shares. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which the Fund is authorized to pay fees at an annual rate of up to 0.25% of the Fund’s average daily net assets for the sale and distribution of the Fund’s shares. The Fund’s Board of Trustees has determined not to implement a distribution fee pursuant to the distribution plan at this time. The distribution fee may only be imposed after approval by the Fund’s Board of Trustees.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions for the period from December 4, 2024 (commencement of operations) to February 28, 2025.
5.
INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the period from December 4, 2024 (commencement of operations) to February 28, 2025 were as follows:
Purchases at cost			Sales proceeds
U.S. government	Non-U.S. government	IN-KIND	U.S. government	Non-U.S. government
$265,417,816	$120,573,321	$1,537,939	$166,029,599	$9,825,263
6.
DERIVATIVE TRANSACTIONS
During the period from December 4, 2024 (commencement of operations) to February 28, 2025, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes.
The volume of the Fund’s derivative activity during the period from December 4, 2024 (commencement of operations) to February 28, 2025 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$495,083
Average contract amounts to sell	5,500,016
Futures contracts
Average notional balance on long futures	$8,628,932
Average notional balance on short futures	2,329,276
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2025 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Foreign currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$74,198	$74,198
Futures contracts	89,029 *	0	89,029
	$89,029	$74,198	$163,227
Liability derivatives
Forward foreign currency contracts	$0	$150,914	$150,914
Futures contracts	78,707 *	0	78,707
	$78,707	$150,914	$229,621

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts, only the current day’s variation margin as of February 28, 2025 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the period from December 4, 2024 (commencement of operations) to February 28, 2025 was as follows:
28 | Allspring Core Plus ETF

Notes to financial statements (unaudited)
	INTEREST RATE RISK	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$16,969	$16,969
Futures contracts	179,666	0	179,666
	$179,666	$16,969	$196,635
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$(76,716)	$(76,716)
Futures contracts	10,322	0	10,322
	$10,322	$(76,716)	$(66,394)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Morgan Stanley, Inc.	$74,198	$(74,198)	$0	$0

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Morgan Stanley, Inc.	$150,914	$(74,198)	$(76,716)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.
BANK BORROWINGS
The Trust, Allspring Funds Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $275,000,000, revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the period from December 4, 2024 (commencement of operations) to February 28, 2025, there were no borrowings by the Fund under the agreement.
8.
INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring Core Plus ETF | 29

Notes to financial statements (unaudited)
9.
OPERATING SEGMENTS
The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. For the periods presented, the Fund operated as a single operating segment. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenue is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
30 | Allspring Core Plus ETF

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Core Plus ETF | 31

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

32 | Allspring Core Plus ETF

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2025 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRSAPLU 02-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Exchange-Traded Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Exchange-Traded Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Exchange-Traded Funds Trust

/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 24, 2025

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: April 24, 2025